Finance Cost and Income - Summary of Finance Costs Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of finance income expense [abstract]
Interest expense	$ (2,002)	$ (2,110)
Capitalization of borrowing costs	5	12
Net interest on net defined benefit liabilities	(41)	(48)
Accretion expense	(291)	(287)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(219)	(106)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)		(54)
Tax on financial transactions	(48)	(33)
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	(1,724)
Other financial costs, including bank fees	(77)	(82)
Finance costs, excluding exceptional items	(4,397)	(2,708)
Exceptional finance cost	(1,438)	(46)
Finance costs	$ (5,835)	$ (2,754)	[1]

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.